UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid-Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2009
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments June 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.5%)
	Air Freight/Couriers (4.8%)
87,904	C.H. Robinson Worldwide, Inc.	$4,584,194
182,364	Expeditors International of Washington, Inc.	6,080,016

		10,664,210

	Alternative Power Generation (1.1%)
148,047	Covanta Holding Corp. (a)	2,510,877

	Apparel/Footwear Retail (1.1%)
90,631	Abercrombie & Fitch Co. (Class A)	2,301,121

	Biotechnology (8.0%)
80,334	Gen-Probe Inc. (a)	3,452,755
219,641	Illumina, Inc. (a)	8,552,821
88,321	Techne Corp.	5,635,763

		17,641,339

	Broadcasting (1.0%)
110,762	Discovery Communications (a)	2,273,944

	Casino/Gaming (2.7%)
224,760	Las Vegas Sands Corp. (a)	1,766,614
119,256	Wynn Resorts, Ltd. (a)	4,209,737

		5,976,351

	Chemicals: Major Diversified (1.7%)
215,853	Nalco Holding Co.	3,634,965

	Chemicals: Specialty (1.1%)
158,952	Rockwood Holdings Inc. (a)	2,327,057

	Construction Materials (3.0%)
66,383	Martin Marietta Materials, Inc.	5,236,291
41,548	Texas Industries, Inc.	1,302,945

		6,539,236

	Discount Stores (1.0%)
33,702	Sears Holdings Corp. (a)	2,241,857

	Electronic Components (0.9%)
510,900	BYD Company Ltd. (b)	2,043,158

	Engineering & Construction (1.3%)
90,365	Aecom Technology Corp. (a)	2,891,680

	Finance/Rental/Leasing (2.6%)
376,472	Redecard SA (Brazil)	5,763,797

	Financial Conglomerates (4.0%)
208,779	Brookfield Asset Management Inc. (Class A) (Canada)	3,563,858
252,647	Leucadia National Corp. (a)	5,328,325

		8,892,183

	Financial Publishing/Services (2.7%)
71,178	Moody’s Corp.	1,875,540
96,506	Morningstar, Inc. (a)	3,978,942

		5,854,482

	Home Building (1.9%)
122,273	Gafisa S.A. (ADR) (Brazil)	2,017,507
4,482	NVR, Inc. (a)	2,251,712

		4,269,219

	Home Furnishings (0.6%)
34,855	Mohawk Industries, Inc. (a)	1,243,626

	Information Technology Services (2.1%)
193,510	Teradata Corp. (a)	4,533,939

NUMBER OF
SHARES		VALUE
	Internet Retail (4.0%)
153,098	Ctrip.com International Ltd. (ADR) (Cayman Islands)	7,088,437
42,037	Netflix Inc. (a)	1,737,810

		8,826,247

	Internet Software/Services (8.8%)
26,437	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	7,959,916
34,184	Equinix Inc. (a)	2,486,544
764,800	Tencent Holdings Ltd. (Cayman Islands) (b) (c)	8,904,735

		19,351,195

	Investment Banks/Brokers (3.2%)
29,794	Greenhill & Co., Inc.	2,151,425
42,228	Intercontinental Exchange Inc. (a)	4,824,127

		6,975,552

	Investment Managers (1.1%)
169,511	Calamos Asset Management Inc. (Class A)	2,391,800

	Medical Specialties (2.5%)
13,603	Intuitive Surgical, Inc. (a)	2,226,267
116,045	Mindray Medical Intl Ltd (ADR) (Cayman Island)	3,239,976

		5,466,243

	Miscellaneous Commercial Services (2.6%)
93,970	Corporate Executive Board Co. (The)	1,950,817
76,494	IHS Inc. (Class A) (a)	3,814,756

		5,765,573

	Oil & Gas Production (10.2%)
89,995	Petrohawk Energy Corp. (a)	2,006,889
46,379	Range Resources Corp.	1,920,554
256,358	Southwestern Energy Co. (a)	9,959,508
222,568	Ultra Petroleum Corp. (Canada) (a)	8,680,152

		22,567,103

	Other Consumer Services (7.8%)
2,352,400	Alibaba.com Ltd. (Cayman Islands) (a) (b) (c)	4,152,380
60,139	New Oriental Education (a)	4,050,963
54,003	Priceline.com Inc. (a)	6,024,035
14,108	Strayer Education, Inc.	3,077,096

		17,304,474

	Other Metals/Minerals (1.6%)
124,641	Intrepid Potash Inc. (a)	3,499,919

	Packaged Software (3.6%)
151,513	Autodesk, Inc. (a)	2,875,717
132,539	Salesforce.com Inc. (a)	5,059,014

		7,934,731

	Personnel Services (0.7%)
132,703	Monster Worldwide Inc. (a)	1,567,222

	Pharmaceuticals: Other (1.3%)
61,404	Allergan, Inc.	2,921,602

	Restaurants (2.2%)
349,803	Starbucks Corp. (a)	4,858,764

	Wholesale Distributors (2.9%)
2,380,180	Li & Fung Ltd. (Bermuda) (b) (c)	6,362,445

	Wireless Telecommunications (1.4%)
21,943	Millicom International Cellular S.A. (Luxembourg) (a)	1,234,513
97,688	NII Holdings Inc. (a)	1,862,910

		3,097,423

	TOTAL COMMON STOCKS (Cost $245,049,290)	210,493,334

	Investment Trusts/Mutual Funds (1.0%)
326,146	Groupe Aeroplan Inc. (Canada) (Cost $3,895,691)	2,313,291

	CONVERTIBLE PREFERRED STOCK (0.8%)
	Biotechnology (0.8%)
138,620	Microbia, Inc. — 144A (b) (d) (Cost $1,663,440)	1,663,440

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (e) (2.7%)
	Investment Company
6,083	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $6,082,535)		6,082,535

	TOTAL INVESTMENTS (Cost $256,690,956) (f)	100.0%	220,552,600
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	105,643

	NET ASSETS	100.0%	$220,658,243

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Securities with a total market value of $23,126,158 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(c)	Security trades on a Hong Kong exchange.

(d)	Resale is restricted to qualified institutional investors.

(e)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid Cap Growth Fund

Forward Foreign Currency Contract Open at June 30, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

HKD	981,130	$	126,594	07/06/2009	$(3)
HKD	756,271	$	97,581	07/02/2009	(2)

		Net Unrealized Depreciation			$(5)

Currency Abbreviations:
HKD     Hong Kong Dollar

MS Mid Cap Growth Fund
Notes to the Portfolio of Investments
SFAS 157
6/30/2009
The Fund adoptedFinancial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Common Stocks
AIR FREIGHT/COURIERS	$10,664,210	$10,664,210	—	—
ALTERNATIVE POWER GENERATION	2,510,877	2,510,877	—	—
APPAREL/FOOTWEAR RETAIL	2,301,121	2,301,121	—	—
BIOTECHNOLOGY	17,641,339	17,641,339	—	—
BROADCASTING	2,273,944	2,273,944	—	—
CASINOS/GAMING	5,976,351	5,976,351	—	—
CHEMICALS: MAJOR DIVERSIFIED	3,634,965	3,634,965	—	—
CHEMICALS: SPECIALTY	2,327,057	2,327,057	—	—
CONSTRUCTION MATERIALS	6,539,236	6,539,236	—	—
DISCOUNT STORES	2,241,857	2,241,857	—	—
ELECTRONIC COMPONENTS	2,043,158	—	$2,043,158	—
ENGINEERING & CONSTRUCTION	2,891,680	2,891,680	—	—
FINANCE/RENTAL/LEASING	5,763,797	5,763,797	—	—
FINANCIAL CONGLOMERATES	8,892,183	8,892,183	—	—
FINANCIAL PUBLISHING/SERVICES	5,854,482	5,854,482	—	—
HOME FURNISHINGS	1,243,626	1,243,626	—	—
HOMEBUILDING	4,269,219	4,269,219	—	—
INFORMATION TECHNOLOGY SERVICES	4,533,939	4,533,939	—	—
INTERNET RETAIL	8,826,247	8,826,247	—	—
INTERNET SOFTWARE/SERVICES	19,351,195	10,446,460	8,904,735	—
INVESTMENT BANKS/BROKERS	6,975,552	6,975,552	—	—
INVESTMENT MANAGERS	2,391,800	2,391,800	—	—
INVESTMENT TRUSTS/MUTUAL FUNDS	2,313,291	2,313,291	—	—

	Fair Value Measurements at June 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

MEDICAL SPECIALTIES	5,466,243	5,466,243	—	—
MISCELLANEOUS COMMERCIAL SERVICES	5,765,573	5,765,573	—	—
OIL & GAS PRODUCTION	22,567,103	22,567,103	—	—
OTHER CONSUMER SERVICES	17,304,474	13,152,094	4,152,380	—
OTHER METALS/MINERALS	3,499,919	3,499,919	—	—
PACKAGED SOFTWARE	7,934,731	7,934,731	—	—
PERSONNEL SERVICES	1,567,222	1,567,222	—	—
PHARMACEUTICALS: OTHER	2,921,602	2,921,602	—	—
RESTAURANTS	4,858,764	4,858,764	—	—
WHOLESALE DISTRIBUTORS	6,362,445	—	6,362,445	—
WIRELESS TELECOMMUNICATIONS	3,097,423	3,097,423	—	—

Total Common Stocks	212,806,625	191,343,907	21,462,718	—

Preferred Stocks	1,663,440	—	—	1,663,440
Short-Term Investments — Investment Company	6,082,535	6,082,535.00	—	—

Total Assets	$220,552,600	$197,426,442	$21,462,718	$1,663,440

Liabilities:

Forward Contracts	$(5)	—	$(5)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$1,663,440
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$1,663,440

Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid-Cap Growth Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 20, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 20, 2009

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